Document and Entity Information	9 Months Ended
Jun. 30, 2020
Cover [Abstract]
Entity Registrant Name	OneWater Marine Inc.
Entity Central Index Key	0001772921
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Type	S-1
Amendment Flag	false